Equity (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Equity

Total equity
	2017	2016	2015
Share capital and share premium
– Share capital	39	39	928
– Share premium	17,006	16,950	16,054

	17,045	16,989	16,982
Other reserves
– Revaluation reserve: Available-for-sale and other	3,447	3,830	3,896
– Revaluation reserve: Cash flow hedge	263	777	666
– Revaluation reserve: Property in own use	203	204	326
– Net defined benefit asset/liability remeasurement reserve	–400	–371	–306
– Currency translation reserve	–1,663	–770	–538
– Share of associates and joint ventures and other	2,527	2,235	1,733
– Treasury shares	–15	–8	–18

	4,362	5,897	5,759
Retained earnings	27,022	24,371	22,231

Shareholders’ equity (parent)	48,429	47,257	44,972
Non-controlling interests	715	606	638

Total equity	49,144	47,863	45,610

Schedule of Share Capital

Share capital
	Ordinary shares (par value EUR 0.01)
	Number x 1,000			Amount
	2017	2016	2015	2017	2016	2015
Authorised share capital	14,729,000	14,729,000	14,500,000	147	147	3,480
Unissued share capital	10,843,210	10,850,516	10,629,817	108	108	2,552

Issued share capital	3,885,790	3,878,484	3,870,183	39	39	928

Changes in Issued Share Capital

Changes in issued share capital
	Ordinary shares (par value EUR 0.01)
	Number x 1,000	Amount
Issued share capital as at 1 January 2015	3,858,862	925
Issue of shares	11,321	3

Issued share capital as at 31 December 2015	3,870,183	928
Issue of shares	8,301	2
Transfer to share premium		–891

Issued share capital as at 31 December 2016	3,878,484	39
Issue of shares	7,306

Issued share capital as at 31 December 2017	3,885,790	39

Schedule of Share Premium

Share premium
	2017	2016	2015
Opening balance	16,950	16,054	16,046
Issue of shares	56	5	8
Transfer from issued share capital		891

Closing balance	17,006	16,950	16,054

Schedule of Changes in Revaluation Reserve Available-for-Sale and Other

Changes in revaluation reserve: Available-for-sale and other
	2017	2016	2015
Opening balance	3,830	3,896	6,838
Unrealised revaluations	–293	80	1,188
Realised gains/losses transferred to the statement of profit or loss	–90	–146	–94
Transfer to insurance liabilities/DAC			–254
Impact of deconsolidation of NN Group			–2,940
Impact of partial divestment of NN Group			–855
Changes in composition of the group and other changes			13

Closing balance	3,447	3,830	3,896

Schedule of Changes in Revaluation Reserve Cash Flow Hedge

Changes in revaluation reserve: Cash flow hedge
	2017	2016	2015
Opening balance	777	666	3,877
Changes in cash flow hedge reserve	–514	111	–65
Impact of deconsolidation of NN Group			–2,507
Impact of partial divestment of NN Group			–649
Changes in composition of the group and other changes			10

Closing balance	263	777	666

Schedule of Changes in Revaluation Reserve Property in Own Use

Changes in revaluation reserve: Property in own use
	2017	2016	2015
Opening balance	204	326	306
Unrealised revaluations	25	5	38
Impact of deconsolidation of NN Group			–9
Impact of partial divestment of NN Group			–3
Changes in composition of the group and other changes	–26	–127	–6

Closing balance	203	204	326

Schedule of Changes in Currency Translation Reserve

Changes in currency translation reserve
	2017	2016	2015
Opening balance	–770	–538	–741
Unrealised revaluations	192	–76	–263
Impact of deconsolidation of NN Group			26
Impact of partial divestment of NN Group			8
Exchange rate differences	–1,085	–156	432

Closing balance	–1,663	–770	–538

Schedule of Share of Associates Joint Ventures and other Reserves

Changes in share of associates, joint ventures and other reserves
	2017	2016	2015
Opening balance	2,235	1,733	1,483
Result for the year	153	124	131
Transfer to/from retained earnings	139	265
Changes in composition of the group and other changes		113	119

Closing balance	2,527	2,235	1,733

Schedule of Changes in Treasury Shares

Changes in treasury shares
	Amount			Number
	2017	2016	2015	2017	2016	2015
Opening balance	–8	–18	–46	600,634	1,464,025	4,302,122
Purchased/sold	–7	10	28	343,623	–863,391	–2,810,775
Share-based payments						–27,322

Closing balance	–15	–8	–18	944,257	600,634	1,464,025

Schedule of Changes in Retained Earnings

Changes in retained earnings
	2017	2016	2015
Opening balance	24,371	22,231	19,370
Transfer to/from share of associates and joint ventures reserves	–139	–265
Result for the year	5,311	4,851	4,795
Impact of partial divestment of NN Group			–258
Dividend	–2,564	–2,521	–1,393
Coupon on Undated subordinated notes issued by NN Group			–19
Employee stock options and share plans	21	75	105
Changes in composition of the group and other changes	22		–369

Closing balance	27,022	24,371	22,231

Non-distributable reserves

Non distributable reserves, determined in accordance with the financial reporting requirements included in Part 9 of Book 2 of the Dutch Civil Code, from ING Group’s subsidiaries, associates and joint ventures are as follows:

Non-distributable reserves
	2017	2016	2015
ING Bank	7,603	7,310	6,824
Other	75	69

Non-distributable reserves	7,678	7,379	6,824